Other Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 45,081	$ 29,546
Accumulated amortization	19,073	15,461
Other intangible assets, net	$ 26,008	14,085
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 17,464	1,929
Accumulated amortization	2,560	753
Other intangible assets, net	14,904	1,176
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25,520	25,520
Accumulated amortization	14,510	12,934
Other intangible assets, net	$ 11,010	12,586
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,097	2,097
Accumulated amortization	2,003	1,774
Other intangible assets, net	$ 94	$ 323
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	6 years